Organization and Principal Activities (Details)			6 Months Ended
	May 12, 2025	Sep. 04, 2024	Jun. 30, 2025
Organization and Principal Activities [Line Items]
Incorporated date			Nov. 30, 2018
Description of common stock	On May 12, 2025, the shareholders authorized and approved an increase in the number of authorized Class A ordinary shares, par value US$0.001 per share, from 200,000,000 to 500,000,000. In connection with this approval, the shareholder resolution (“Amendment Resolution”) was filed with the Registrar of Companies of the Cayman Islands on May 13, 2025, and incorporated into the Third Amended and Restated Memorandum and Articles of Association (the “MAA”). This filing of the Amendment Resolution to the MAA effected an increase of the Company’s authorized share capital from US$200,700, divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”), and 2,000,000 preferred shares of a par value of US$0.0001 each, to US$500,700, divided into 500,000,000 Class A Shares, 500,000 Class B Shares, and 2,000,000 preferred shares of a par value of US$0.0001 each.	On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes.